PREPAID EQUIPMENT COST	12 Months Ended
Dec. 31, 2017
Prepaid Equipment Cost [Abstract]
PREPAID EQUIPMENT COST
9.	PREPAID EQUIPMENT COST

On May 12, 2013, the Group entered into an agreement with Elec-Tech International Co., Ltd. ("Elec-Tech") to exchange the equity interests of GreatView Media, one of the VIE's subsidiary, with LED screens from Elec-Tech, pursuant to which Elec-Tech would invest $104,000 in total (equivalent to RMB640,000) to purchase approximately 21.27% of the equity interest of GreatView Media. In exchange, GreatView Media undertook to exclusively use the equal amounts of such injections to purchase LED screens from Elec-Tech or its subsidiaries. As of December 31, 2016, the prepaid equipment cost amounting to $16,200, all of which are prepayment for LED screens. For the year ended December 31, 2017, the Group recognized an impairment loss of $16,646 from this transaction as the ordered equipment was out of dated, of which the increase was due to the exchange rate fluctuation, and the prepaid equipment cost amounting to $290 mainly represented the prepayment made for the leasehold improvement.